RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

22. RELATED PARTIES

The following discussion summarizes activity between the Company and related parties.

In 2015, the Company entered into a building lease agreement for the headquarters of Forafric Maroc, a wholly owned subsidiary, with a lease term through 2024. A significant shareholder of the Company owns 100% of the company that owns the building. Total rent is approximately $420 per year.

Millcorp provides 100% of the imported grain to the Company. The purchases incurred were $207,188, $141,565, and $112,528 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company’s amounts due from related parties were $2,366 and $2,493 as of December 31, 2022, and 2021, respectively.

The Company’s amounts due to related parties were $1,801 and $1,234 as of December 31, 2022, and 2021, respectively.

As of December 31, 2021, the Company had an interest-free loan with no maturity date to a related party in the amount of $15,269. This loan has been converted into the Company’s shares as a result of the Business Combination at the Closing Date.

The Company has not entered into any significant transactions with other related parties.